Employee Stock Options Outstanding (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Shares
Balance, beginning of year	22
Granted	2
Exercised	(19)
Canceled	(1)
Balance, end of year	4
Exercisable, end of year	2
Weighted Average Exercise Price
Balance, beginning of year	$ 18.69
Granted	$ 2.08
Exercised	$ 19.26
Canceled	$ 14.71
Balance, end of year	$ 6.88
Exercisable, end of year	$ 8.47
Weighted Average Remaining Contractual Term (Years)
Balance, end of year	6 years 8 months 27 days
Exercisable, end of year	5 years 9 months 15 days
Aggregate Intrinsic Value
Balance, end of year	$ 98
Exercisable, end of year	$ 50